Shareholders' Equity (Compensation Expense Table (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Equity-based compensation expense	$ 115	$ 106	$ 102
Income tax benefit from equity-based compensation expense	43	40	39
Intrinsic value of options exercised and RSUs that vested during the year	159	170	280
Grant date fair value of equity-based awards that vested during the year	98	115	$ 113
Unrecognized compensation cost related to equity-based awards	$ 109	$ 103
Weighted-average life over which compensation cost is expected to be recognized, years	2 years 3 months 18 days	2 years 2 months 12 days